PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Subtotal	$ 379,392	$ 397,953
Less: accumulated depreciation	(301,610)	(296,748)
Property and equipment, net	77,782	101,205
Leasehold Improvement [Member]
Statement [Line Items]
Subtotal	46,128	78,127
Transportation vehicles [member]
Statement [Line Items]
Subtotal	218,147	221,014
Electronic Equipment [Member]
Statement [Line Items]
Subtotal	87,176	70,964
Office Equipment And Furniture [Member]
Statement [Line Items]
Subtotal	$ 27,941	$ 27,848